Lease - Schedule of Company’s Commitment for Minimum Lease Payment (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Company’s Commitment for Minimum Lease Payment [Abstract]
2026	$ 257,928	$ 33,153
Total future lease payments	257,928	33,153
Amount representing interest	(7,424)	(954)
Present value of future payments	$ 250,504	$ 32,199	$ 508,848